Employee benefit plans - Net pension liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net defined benefit liability and asset
Balance at beginning of year	€ 794,646
Balance at end of year	€ 528,222	€ 794,646
Weighted average duration of defined benefit obligation	15 years	19 years
United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	€ 749,376
Balance at end of year	482,755	€ 749,376
Countries other than US, France, and Germany
Net defined benefit liability and asset
Balance at beginning of year	45,270
Balance at end of year	45,467	45,270
Benefit obligation | United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	1,084,546	996,237
Foreign currency translation gains/losses	27,307	32,169
Current service cost	42,367	37,409
Past service cost	(512)	988
Interest expense (income)	22,466	20,298
Transfer of plan participants	219	(247)
Actuarial (gains) losses arising from changes in financial assumptions	(405,106)	26,504
Actuarial (gains) losses arising from changes in demographic assumptions	756	1,540
Actuarial (gains) losses arising from experience adjustments	3,298	(3,150)
Remeasurements	(401,052)	24,894
Benefits paid	(33,125)	(26,828)
Settlements		(374)
Balance at end of year	742,216	1,084,546
Plan assets | United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	(335,170)	(311,073)
Foreign currency translation gains/losses	(21,974)	(25,869)
Interest expense (income)	(10,539)	(9,504)
Actuarial (gains) losses arising from experience adjustments	82,457	(9,113)
Actual return on plan assets	71,918	(18,617)
Employer contributions	(1,127)	(1,005)
Benefits paid	26,892	21,394
Balance at end of year	€ (259,461)	€ (335,170)